                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07359
                                   ---------

                          HYPERION STRATEGIC BOND FUND
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

ONE LIBERTY PLAZA, 165 BROADWAY 36TH FL., NEW YORK NY      10006-1404
------------------------------------------------------------------------------
(Address of principal executive offices)          (Zip code)

THOMAS F. DOODIAN   ONE LIBERTY PLAZA, 165 BROADWAY, NEW YORK NY 10006-1404
------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-549-8400

Date of fiscal year end:  JULY 31, 2006
                         --------------------
Date of reporting period: OCTOBER 31, 2005
                         --------------------

HYPERION STRATEGIC BOND FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
October 31, 2005

                                                                                    Principal
                                                   Interest                          Amount
                                                     Rate              Maturity       (000s)            Value
                                                   --------           ----------    ---------      ----------------
ASSET-BACKED SECURITIES - 21.0%
 First Franklin Mortgage Loan Trust
  Series 2003-FF5, Class B* (d)                      6.00%             2/25/2034    $  1,000     $         930,614
  Series 2004-FFH2, Class B1* (c)                    7.54+             6/25/2034       3,000             2,809,086
  Series 2004-FF8, Class B4* (c)                     7.54+            10/25/2034       1,000               911,540
                                                                                                         ---------
                                                                                                         4,651,240
                                                                                                         ---------

 Green Tree Financial Corp.
  Series 1998-04, Class M1                           6.83               3/1/2028       2,000               750,000
  Series 1998-03, Class M1                           6.86               3/1/2030       2,000               770,000
  Series 1997-7, Class B1                            6.99              7/15/2029       2,286               320,002
  Series 1997-3, Class M1                            7.53              3/15/2028       2,500             1,512,500
  Series 1996-9, Class M1                            7.63              1/15/2028       2,300             2,047,000
                                                                                                        ----------
                                                                                                         5,399,502
                                                                                                        ----------

 Long Beach Mortgage Loan Trust
  Series 2002-5, Class M4B                           6.00             11/25/2032       5,000@            4,935,020
  Series 2005-1, Class B1* (c)                       7.29+             2/25/2035       5,000@            4,554,440
                                                                                                         9,489,460

 Mid-State Trust
  Series 2004-1, Class B                             8.90              8/15/2037       3,205@            3,338,201
 Park Place Securities NIM Trust
  Series 2005-WCH1, Class C*                         9.00              2/25/2035       1,125             1,091,250
 Renaissance NIM Trust
  Series 2003-D, Class Note*                         6.66              3/26/2034           0                     0
 Sail Net Interest Margin Notes
  Series 2004-BNC2, Class B*                         7.00             12/27/2034       1,688             1,633,507
  Series 2003-5, Class A*                            7.35              6/27/2033          68                67,460
  Series 2003-3, Class A*                            7.75              4/27/2033         110               110,841
                                                                                                        ----------
                                                                                                         1,811,808
                                                                                                        ----------

Structured Asset Investment Loan Trust
  Series 2004-4, Class B* (d)                        5.00              4/25/2034       2,858             2,504,051
  Series 2004-11, Class B* (d)                       5.00              1/25/2035       3,999             3,513,897
  Series 2003-BC13, Class B*  (a) (d)                6.00             11/25/2033       3,750             3,522,240
  Series 2004-3, Class B* (d)                        6.00              4/25/2034       2,500             2,314,318
                                                                                                        ----------
                                                                                                        11,854,506
                                                                                                        ----------


 Wells Fargo Alternative Loan Trust
  Series 2005-1, Class B5*                           5.50              3/25/1935         323               210,027
  Series 2005-1, Class B6*                           5.50              2/25/2035         430               135,513
                                                                                                           345,540


Total Asset-Backed Securities
(Cost - $39,464,134)                                                                                    37,981,507
                                                                                                        ----------

HYPERION STRATEGIC BOND FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
October 31, 2005

                                                                                          Principal
                                                           Interest                        Amount
                                                             Rate            Maturity      (000s)              Value
                                                           --------         ----------    ---------       -------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 93.6%
Subordinated Collateralized Mortgage Obligations - 22.1%
 ARC Subordinated Participating
  Class B3                                                  6.72+           2/11/2006       2,540             2,540,095
  Class B1                                                  7.86+           2/11/2006       1,590             1,589,644
                                                                                                            -----------
                                                                                                              4,129,739
                                                                                                            -----------
 Harborview Mortgage Loan Trust
  Series 2005-1, Class B4* (c)                              5.75+           2/19/2035       1,167             1,001,055
  Series 2005-1, Class B5* (c)                              5.75+           2/19/2035       1,701             1,139,191
  Series 2005-1, Class B6* (c)                              5.75+           2/19/2035       2,189               492,546
                                                                                                            -----------
                                                                                                              2,632,792
                                                                                                            -----------

 Pierre Laclede Center B-Participating                      7.57+            3/9/2007      15,000            15,000,000
 Shidler B-Note Participating                               6.95+            1/9/2009      10,000            10,000,000
 Sunset Media Subordinated Participating
  Class B3                                                  7.01+           2/11/2006       2,148             2,147,961
  Class B1                                                  7.86+           2/11/2006       1,074             1,073,981
                                                                                                            -----------
                                                                                                              3,221,942
                                                                                                            -----------

 Wachovia Capital Center                                    6.30+            2/1/2008       5,000             5,000,000
Total Subordinated Collateralized Mortgage Obligations
(Cost - $39,794,107)                                                                                         39,984,473

 Banc America Commercial Mortgage, Inc.
  Series 2004-6, Class A5                                   4.81           12/10/2042       4,000@            3,864,496
  Series 2004-6, Class F*                                   5.35+          12/10/2042       2,500@            2,391,243
  Series 2002-PB2, Class K*                                 6.29            6/11/2035       2,000             2,032,160
                                                                                                            -----------
                                                                                                              8,287,899
                                                                                                            -----------
 Banc America Large Loan, Inc.
  Series 2005-BOCA, Class L*                                5.67+          12/15/2016       1,698             1,702,636
 Bear Stearns Commercial Mortgage Securities
  Series 2005-PWR9, Class L 14                              4.66            9/19/2042       5,000             3,770,312
  Series 2004-ESA, Class A3*                                4.74            5/14/2016       3,500@            3,463,197
  Series 2004-T16, Class A6                                 4.75            2/13/2046       5,300@            5,086,442
  Series 2004-PWR6, Class F*                                5.44+          11/11/2041       2,250@            2,148,750
  Series 2004-PWR6, Class G*                                5.47+          11/11/2041       1,000               957,656
  Series 2004-PWR5, Class F*                                5.48+           7/11/2042       3,500             3,367,718
  Series 1999-C1, Class J*                                  5.64            2/14/2031       2,390               131,690
  Series 1999-C1, Class K*(e)                               5.64            2/14/2031       1,502                10,816
                                                                                                            -----------
                                                                                                             18,936,581
                                                                                                            -----------

 Cascades Mezzanine Note                                    9.70+            6/3/2008       5,500             5,500,000
 Chase Commercial Mortgage Securities Corp.
  Series 2000-2, Class J*                                   6.65            7/15/2010       7,387             4,176,946
 Churchill Hotel B Notes                                    7.11+            8/9/2005       2,818             2,817,747
 Commercial Mortgage Acceptance Corp.
  Series 1998-C2, Class F*                                  5.44+           9/15/2030       5,000             4,923,110
 Credit Suisse First Boston Mortgage Securities Corp.
  Series 2003-C3, Class J*                                  4.23+           5/15/2038       1,200             1,067,742
  Series 2004-C5, Class F*                                  5.32+          11/15/2037       3,000@            2,857,374
                                                                                                            -----------
                                                                                                              3,925,116
                                                                                                            -----------

HYPERION STRATEGIC BOND FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
October 31, 2005

                                                                                          Principal
                                                           Interest                        Amount
                                                             Rate            Maturity      (000s)              Value
                                                           --------         ----------    ---------       -------------
 First Union National Bank Commercial Mortgage
  Series 2001-C2, Class K*                                  6.46            1/12/2043     $ 1,499         $   1,518,885
 Greenwich Capital Commercial Funding Corp.
  Series 2005-GG3, Class G*                                 5.44+           8/10/2042       5,000@            4,780,950
 Heller Financial Commercial Mortgage Asset
  Series 2000-PH1, Class G*                                 6.75            1/17/2034       2,925             3,082,775
 JP Morgan Commercial Mortgage Finance Corp.
  Series 2004-C2, Class A3                                  5.38+           5/15/2041       5,000@            4,995,520
  Series 2004-PNC1, Class A4                                5.55+           6/12/2041       5,000@            5,055,435
  Series 1999-C7, Class F*                                  6.00           10/15/2035       6,000@            6,051,660
                                                                                                            -----------
                                                                                                             16,102,615
                                                                                                            -----------
 LB-UBS Commercial Mortgage Trust
  Series 2002-C2, Class V**                                 0.00            7/15/2032           0                     0
  Series 2005-C1, Class G*                                  5.16            2/15/2040       4,286@            4,072,484
  Series 2001-C7, Class J*                                  5.87           12/16/2033       3,662             3,523,883
  Series 2001-C7, Class L*                                  5.87           11/15/2033       3,299             2,879,367
                                                                                                            -----------
                                                                                                             10,475,734
                                                                                                            -----------

 Merrill Lynch Mortgage Trust                               5.70            7/12/2034         512               400,204
 Morgan Hotel B Note                                        8.25            5/12/2007       8,975             8,975,281
 Morgan Stanley Cap I Inc.
  Series 2004-HQ4, Class G*                                 5.53+           4/14/2040       1,000               963,172
  Series 1998-WF1, Class F*                                 7.30            3/15/2030       5,000@            5,168,650
                                                                                                            -----------
                                                                                                              6,131,822
                                                                                                            -----------

 Mortgage Capital Funding, Inc.
  Series 1996-MC1, Class G*                                 7.15            6/15/2006       2,900@            2,925,897
 Nationslink Funding Corp.
  Series 1998-2, Class F*                                   7.11            8/20/2030       5,625             6,005,995
 PNC Mortgage Acceptance Corp.
  Series 2001-C1, Class H*                                  5.91             3/1/2034       1,875             1,853,454
 Salomon Brothers Mortgage Securities VII, Inc.
  Series 1999-C1, Class H                                   7.00+           5/18/2032       6,700             6,932,624
 Wachovia Bank Commercial Mortgage Trust
  Series 2005-C18, Class J*                                 4.70            4/15/2042         624               523,453
  Series 2005-C18, Class K*                                 4.70            4/15/2042         832               678,084
  Series 2005-C18, Class L*                                 4.70            4/15/2042         797               571,732
  Series 2005-C18, Class M*                                 4.70            4/15/2042         532               349,707
  Series 2005-C18, Class N*                                 4.70            4/15/2042         648               398,204
  Series 2002-C2, Class M                                   4.94           11/15/2034       1,072               959,967
  Series 2002-C2, Class N                                   4.94           11/15/2034         938               815,643
  Series 2002-C2, Class O                                   4.94           11/15/2034         755               595,448
  Series 2002-C2, Class P*                                  4.94           11/15/2034      10,044             2,731,967
  Series 2003-C3, Class J*                                  4.98            2/15/2035       2,045             1,928,578
                                                                                                            -----------
                                                                                                              9,552,783
                                                                                                            -----------
Total Commercial Mortgage Backed Securities
(Cost - $166,094,591)                                                                                       168,993,527

HYPERION STRATEGIC BOND FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
October 31, 2005

                                                                                      Principal
                                                           Interest                     Amount
                                                             Rate        Maturity       (000s)           Value
                                                           --------     ----------    ---------       -------------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 17.3%
Subordinated Collateralized Mortgage Obligations - 17.3%
 Citicorp Mortgage Securities, Inc.
  Series 2003-4, Class B4                                   5.00         3/25/2018     $   299         $     271,034
  Series 2003-4, Class B5                                   5.00         3/25/2018         150               123,256
  Series 2003-4, Class B6                                   5.00         3/25/2018         300               188,783
  Series 2003-5, Class B4                                   5.34+        4/25/2033         518               467,886
  Series 2003-5, Class B5                                   5.34+        4/25/2033         346               262,827
  Series 2003-5, Class B6                                   5.34+        4/25/2033         519               254,358
  Series 2002-11, Class B4*                                 5.84+        1/25/2032         984               952,934
  Series 2002-11, Class B5                                  5.84+        1/25/2032         492               436,393
  Series 2002-11, Class B6*                                 5.84+        1/25/2032         739               554,053
                                                                                                          ----------
                                                                                                           3,511,524
                                                                                                          ----------

 G3 Mortgage Reinsurance Ltd.
  Series 1, Class EH*                                      24.04+        5/25/2008       2,382             2,635,624
 GS Mortgage Securities Corporation II
  Series 2004-GG2, Class A6                                 5.40+        8/10/2038       5,000@            5,032,225
 Residential Finance Limited Partnership
  Series 2002-A, Class B7                                   9.64+        0/10/2034       3,346             3,417,028
 Residential Funding Mortgage Sec I
  Series 2003-S6, Class B1                                  5.00         4/25/2018         179               158,694
  Series 2003-S6, Class B2                                  5.00         4/25/2018          90                68,538
  Series 2003-S6, Class B3                                  5.00         4/25/2018         179                65,636
                                                                                                          ----------
                                                                                                             292,868
                                                                                                          ----------

 Resix Financial Ltd.
  Series 2004-C, Class B7*                                  7.44+        9/10/2036       1,971             2,012,572
  Series 2004-A, Class B8*                                  8.94+        2/10/2036         855               881,005
  Series 2003-D, Class B7*                                  9.69+        2/10/2035       2,906             3,000,493
  Series 2005-A, Class B9*                                  9.69+        3/10/2037       1,364             1,363,876
  Series 2003-CB1, Class B8*                               10.69+        6/10/2035       1,125             1,175,202
  Series 2005-A, Class B10*                                12.44+        3/10/2037       1,064             1,063,824
  Series 2004-A, Class B11*                                18.44+        2/10/2036         978             1,026,414
                                                                                                          ----------
                                                                                                          10,523,386
                                                                                                          ----------

 Washington Mutual
  Series 2005-AR2, Class B11(d)                             4.87+        1/25/2045       4,780             3,059,065
  Series 2005-AR2, Class B12(d)                             4.87+        1/25/2045       4,095               737,117
  Series 2003-S3, Class CB5                                 5.41+        6/25/2033       1,142               937,959
  Series 2003-S3, Class CB6                                 5.41+        6/25/2033       1,142               576,749
                                                                                                          ----------
                                                                                                           5,310,890
                                                                                                          ----------
 Wells Fargo Mortgage Backed Securities Trust
  Series 2005-AR4, Class B6                                 4.58+        4/25/2035       1,197               413,046
                                                                                                          ----------
 Total Subordinated Collateralized Mortgage Obligations
  (Cost - $30,199,401)                                                                                    31,136,591
                                                                                                          ----------
 Total Non-Agency Residential Mortgage Backed Securities
  (Cost - $30,199,401)                                                                                    31,136,591
                                                                                                          ----------

SHORT TERM INVESTMENTS - 0.0% Short Term Investments - 0.0% United States
Treasury Bill(b)
(Cost - $69,409)                                            3.70        12/15/2005          70#               69,694

Total Investments - 131.9%
 (Cost - $235,827,535)/\                                                                                 238,181,319
                                                                                                          ----------
Liabilities in Excess of Other Assets - (31.9)%                                                         (-57,618,670)
NET ASSETS - 100.0%                                                                                    $ 180,562,649
                                                                                                         ===========

See notes to financial statements.

@   -   Portion of entire principal amount delivered as collateral for reverse repurchase agreements.

*   -   Security exempt from registration under Rule 144A of the Securities
        Act of 1933. These securities may only resold in transactions exempt from registration, normally to qualified institutional buyers.

**  -   Acquired in connection with purchase of LB-UBS Commercial Mortgage Trust
        Series 2002-C2 Classes Q, S, T, and U.

 +  -   Variable Rate Security - Interest Rate is in effect as of
        October 31, 2005.

#   -   Portion or entire principal amount is held as collateral for open futures contracts.

(a) - Interest rate and principal amount are based on the notional amount of the underlying mortgage pools.

(b) -   Zero Coupon Notes - Interest rate represents current yield to maturity.

(c) - Security is a "step up" bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

(d) - Security is a "step up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

(e) -   Bond is in default.


/\  -   At October 31, 2005, the aggregate cost of investments for income tax purposes was $235,827,535. Net unrealized appreciation aggregated $2,353,784 of which $9,835,351 related to appreciated investment securities and $7,481,567 related to depreciated investment securities.

HYPERION STRATEGIC BOND FUND, INC.
October 31, 2005


Valuation of Investments: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Fund values mortgage-backed securities ("MBS") and other debt securities for which market quotations are not readily available at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

Reverse Repurchase agreements: Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its Trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At October 31, 2005, the Fund had the following reverse repurchase agreements outstanding:

                                                                                                                Maturity
    Face Value          Description                                                                              Amount
-------------------     -------------------------------------------------------------------------------     ----------------
        $2,686,000      Bank of America, 4.43%,  dated 10/27/05, maturity date 11/29/05                     $     2,696,907
         4,800,000      Bank of America, 4.13%,  dated 10/27/05, maturity date 11/29/05                           4,818,172
         1,894,000      Bank of America, 4.43%,  dated 10/27/05, maturity date 11/29/05                           1,901,691
         3,288,000      Bear Stearns, 4.11%,  dated 10/25/05, maturity date 11/22/05                              3,298,511
         4,893,000      Bear Stearns, 4.11%,  dated 10/25/05, maturity date 11/22/05                              4,908,641
         3,708,000      Bear Stearns, 4.11%,  dated 10/25/05, maturity date 11/22/05                              3,719,853
         1,745,000      Bear Stearns, 4.46%,  dated 10/25/05, maturity date 11/22/05                              1,751,053
         2,306,000      Credit Suisse First Boston, 4.40%,  dated 10/18/05, maturity date 11/15/05                2,313,892
         2,347,000      Goldman Sachs, 4.10%,  dated 10/18/05, maturity date 11/15/05                             2,354,484
         3,847,000      Goldman Sachs, 3.99%,  dated 10/20/05, maturity date 11/15/05                             3,858,086
         3,953,000      Greenwich Capital, 4.50%,  dated 10/19/05, maturity date 11/21/05                         3,969,306
         3,421,000      Greenwich Capital, 4.55%, dated 10/19/05, maturity date 11/21/05                          3,435,268
         4,833,000      Greenwich Capital, 4.05%, dated 10/19/05, maturity date 11/21/05                          4,850,943
         4,881,000      JP Morgan, 3.96%, dated 10/19/05, maturity date 11/07/05                                  4,891,201
         4,266,000      JP Morgan, 4.51%, dated 10/19/05, maturity date 11/07/05                                  4,276,154
         3,567,000      Lehman Brothers, 4.33%, dated 10/20/05, maturity date 11/08/05                            3,575,152
         3,930,000      Morgan Stanley, 4.35%, dated 10/18/05, maturity date 11/15/05                             3,943,297
        -----------                                                                                         ----------------
       $60,365,000
        -----------

 Maturity Amount, Including Interest Payable                    $    60,562,611
                                                               ----------------
 Market Value of Assets Sold Under Agreements                   $ 70,670,860.37
                                                               ----------------
 Weighted Average Interest Rate                                          4.24%
                                                               ----------------

HYPERION STRATEGIC BOND FUND, INC.
October 31, 2005

The average daily balance of reverse repurchase agreements outstanding during the three months ended October 31, 2005, was approximately $75,382,750 at a weighted average interest rate of 3.98%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $80,101,951 as of August 2, 2005, which was 30.92% of total assets.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

Swap agreements: The Fund may enter into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market daily based upon a quotation from the market maker (which is typically the counterparty to the swap agreement) and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net cash payments on interest rate swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

As of October 31, 2005, the fund had the following long futures contracts outstanding:

         Number of                                                                   Unrealized
         Contracts    Description                               Notional Value      Depreciation
         ---------    -----------                               --------------      ------------
              60      U.S Treasury Notes - 10 Year Futures         6,507,188        $  (166,298)

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

     (b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.


Item 3. Exhibits

     (a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hyperion Strategic Bond Fund, Inc.


By:  /s/ Clifford E. Lai
     Clifford E. Lai
     Principal Executive Officer

Date:  December 23, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Clifford E. Lai
         Clifford E. Lai
         Principal Executive Officer

Date:  December 23, 2005

By:  /s/ Thomas F. Doodian
         Thomas F. Doodian
         Treasurer and Principal Financial Officer

Date:  December 23, 2005